Income Taxes - Schedule Of The Beginning And Ending Amount Of Gross Unrecognized Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance as the beginning of the year	$ 49,255	$ 0
Increases related to prior year tax positions	0	47,882
Increases related to current year tax positions	0	1,373
Balance as the end of the year	$ 49,255	$ 49,255